June 8, 2016

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Tax-Managed Funds
File No. 33-53683

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement to the Prospectus and Summary Prospectus dated April 8, 2016, filed pursuant to Rule 497(e), for the Vanguard Developed Markets Index Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at (610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.